Schedule III Real Estate Owned	12 Months Ended
Dec. 31, 2010
Real Estate Owned [Abstract]
REAL ESTATE OWNED
UDR, INC.
SCHEDULE III — REAL ESTATE OWNED
FOR THE YEAR ENDED DECEMBER 31, 2010
(In thousands)

					Cost of
					Improvements	Gross Amount at Which
		Initial Costs		Total	Capitalized	Carried at Close of Period
		Land and	Buildings	Initial	Subsequent	Land and	Buildings &	Total
		Land	and	Acquisition	to Acquisition	Land	Buildings	Carrying	Accumulated	Date of	Date
	Encumbrances	Improvements	Improvements	Costs	Costs	Improvements	Improvements	Value	Depreciation	Construction (a)	Acquired

WESTERN REGION
Harbor at Mesa Verde	$47,091	20,477	28,538	49,015	$10,872	$20,716	$39,171	$59,887	$18,028	2003	Jun-03
Pine Brook Village	18,270	2,582	25,504	28,086	4,480	3,841	28,725	32,566	12,393	1979	Jun-03
Pacific Shores	19,145	7,345	22,624	29,969	7,200	7,477	29,692	37,169	13,220	2003	Jun-03
Huntington Vista	31,274	8,055	22,486	30,541	5,863	8,238	28,166	36,404	12,670	1970	Jun-03
Missions at Back Bay	11,326	229	14,129	14,358	1,648	10,727	5,279	16,006	2,523	1969	Dec-03
Huntington Villas	55,752	61,535	18,017	79,552	4,624	61,819	22,357	84,176	9,274	1972	Sep-04
Vista Del Rey	12,659	10,670	7,080	17,750	1,465	10,776	8,439	19,215	3,514	1969	Sep-04
Foxborough	—	12,071	6,187	18,258	2,003	12,139	8,122	20,261	3,035	1969	Sep-04
Coronado at Newport — North	49,766	62,516	46,082	108,598	14,632	63,244	59,986	123,230	24,367	2000	Oct-04
Villa Venetia	—	70,825	24,179	95,004	4,769	70,938	28,835	99,773	11,484	1972	Oct-04
The Arboretum (c)	—	29,563	14,283	43,846	4,843	29,685	19,004	48,689	7,843	1970	Oct-04
Coronado South	103,525	58,785	50,067	108,852	11,106	59,002	60,956	119,958	23,819	2000	Mar-05
Pine Brook Village II	—	25,922	60,961	86,883	1,141	25,924	62,100	88,024	9,498	1975	May-08
1818 Platinum Triangle	—	16,663	51,905	68,568	26	16,663	51,931	68,594	1,161	2009	Aug-10
ORANGE COUNTY, CA	348,808	387,238	392,042	779,280	74,672	401,189	452,763	853,952	152,829
2000 Post Street	—	9,861	44,578	54,439	6,574	10,158	50,855	61,013	17,723	1987	Dec-98
Birch Creek	—	4,365	16,696	21,061	5,010	4,991	21,080	26,071	9,758	1968	Dec-98
Highlands Of Marin	—	5,996	24,868	30,864	26,113	6,972	50,005	56,977	13,800	1991	Dec-98
Marina Playa	—	6,224	23,916	30,140	7,242	6,727	30,655	37,382	13,618	1971	Dec-98
2000 Post III	—	1,756	7,753	9,509	2,983	3,290	9,202	12,492	2,999	2006	Dec-98
Crossroads Apartments	—	4,811	10,170	14,981	3,396	5,024	13,353	18,377	5,763	1986	Jul-04
River Terrace	33,130	22,161	40,137	62,298	1,604	22,250	41,652	63,902	13,429	2005	Aug-05
Bay Terrace	—	8,545	14,458	23,003	1,596	8,549	16,050	24,599	4,868	1962	Oct-05
CitySouth	—	14,031	30,537	44,568	14,981	14,033	45,516	59,549	10,321	1972	Nov-05
Highlands of Marin Phase II	—	5,353	18,559	23,912	9,696	5,706	27,902	33,608	4,559	1968	Oct-07
Edgewater	45,106	30,657	83,872	114,529	1,551	30,663	85,417	116,080	13,843	2007	Mar-08
Almaden Lake Village	27,000	594	42,515	43,109	1,864	622	44,351	44,973	6,555	1999	Jul-08
SAN FRANCISCO, CA	105,236	114,354	358,059	472,413	82,610	118,985	436,038	555,023	117,236
The Crest (c)	55,602	21,953	67,809	89,762	6,708	22,136	74,334	96,470	28,264	1989	Sep-04
Rosebeach	—	8,414	17,449	25,863	1,754	8,462	19,155	27,617	7,294	1970	Sep-04
The Villas @ San Dimas (c)	—	8,181	16,735	24,916	2,221	8,241	18,896	27,137	7,413	1981	Oct-04
The Villas at Bonita (c)	—	4,499	11,699	16,198	771	4,536	12,433	16,969	4,671	1981	Oct-04
Ocean Villas	8,896	5,135	12,789	17,924	1,092	5,205	13,811	19,016	5,036	1965	Oct-04
Pine@Sixth	—	5,805	6,305	12,110	12,306	6,238	18,178	24,416	9,704	2008	Aug-06
Jefferson at Marina del Rey	100,000	55,651	—	55,651	87,751	61,125	82,277	143,402	9,892	2008	Sep-07
Tierra Del Rey	—	39,586	36,679	76,265	1,610	39,589	38,286	77,875	6,976	1999	Dec-07
Marina Pointe	67,700	48,182	102,364	150,546	105	48,186	102,465	150,651	—	1993	Sep-10
LOS ANGELES, CA	232,198	197,406	271,829	469,235	114,318	203,718	379,835	583,553	79,250
Arbor Terrace	9,682	1,453	11,995	13,448	2,518	1,732	14,234	15,966	6,797	1996	Mar-98
Aspen Creek	10,819	1,178	9,116	10,294	1,788	1,411	10,671	12,082	4,529	1996	Dec-98
Crowne Pointe	8,229	2,486	6,437	8,923	3,961	2,737	10,147	12,884	5,014	1987	Dec-98
Hilltop	7,607	2,174	7,408	9,582	2,971	2,635	9,918	12,553	4,561	1985	Dec-98
The Hawthorne	—	6,474	30,226	36,700	1,613	6,511	31,802	38,313	10,559	2003	Jul-05
The Kennedy	17,941	6,179	22,307	28,486	913	6,212	23,187	29,399	7,026	2005	Nov-05
Borgata	—	6,379	24,569	30,948	200	6,384	24,764	31,148	5,214	2001	May-07
Hearthstone at Merrill Creek	—	6,848	30,922	37,770	1,507	6,859	32,418	39,277	5,099	2000	May-08
Island Square	—	21,284	89,389	110,673	2,167	21,331	91,509	112,840	13,022	2007	Jul-08
989elements	—	8,541	45,990	54,531	358	8,507	46,382	54,889	2,666	2006	Dec-09
elements too	—	27,468	72,036	99,504	6,806	29,649	76,661	106,310	6,844	2010	Feb-10
SEATTLE, WA	54,278	90,464	350,395	440,859	24,802	93,968	371,693	465,661	71,331
Rancho Vallecitos (c)	—	3,303	10,877	14,180	5,040	3,774	15,446	19,220	10,030	1988	Oct-99
Presidio at Rancho Del Oro	13,325	9,164	22,694	31,858	4,879	9,571	27,166	36,737	11,350	1987	Jun-04
Villas at Carlsbad	8,449	6,517	10,718	17,235	1,288	6,618	11,905	18,523	4,351	1966	Oct-04
Summit at Mission Bay	—	22,598	17,182	39,780	4,546	22,627	21,699	44,326	7,840	1953	Nov-04
Milazzo (c)	—	15,920	35,578	51,498	4,355	15,936	39,917	55,853	11,548	1986	May-06
SAN DIEGO, CA	21,774	57,502	97,049	154,551	20,108	58,526	116,133	174,659	45,119
Boronda Manor	—	1,946	8,982	10,928	8,210	3,099	16,039	19,138	6,056	1979	Dec-98
Garden Court	—	888	4,188	5,076	4,142	1,454	7,764	9,218	3,048	1973	Dec-98
Cambridge Court	—	3,039	12,883	15,922	12,804	5,131	23,595	28,726	9,345	1974	Dec-98
Laurel Tree	—	1,304	5,115	6,419	5,255	2,058	9,616	11,674	3,715	1977	Dec-98
The Pointe At Harden Ranch	—	6,388	23,854	30,242	22,990	9,731	43,501	53,232	16,496	1986	Dec-98
The Pointe At Northridge	—	2,044	8,028	10,072	8,980	3,190	15,862	19,052	6,269	1979	Dec-98
The Pointe At Westlake	—	1,329	5,334	6,663	4,942	2,106	9,499	11,605	3,604	1975	Dec-98
MONTEREY PENINSULA, CA	—	16,938	68,384	85,322	67,323	26,769	125,876	152,645	48,533
Verano at Rancho Cucamonga Town Square	54,308	13,557	3,645	17,202	51,947	22,898	46,251	69,149	18,494	2006	Oct-02
Windemere at Sycamore Highland	26,971	5,810	23,450	29,260	1,817	5,953	25,124	31,077	12,150	2001	Nov-02
Waterstone at Murrieta	—	10,598	34,703	45,301	4,749	10,858	39,192	50,050	15,894	1990	Nov-04
INLAND EMPIRE, CA	81,279	29,965	61,798	91,763	58,513	39,709	110,567	150,276	46,538
Foothills Tennis Village	15,629	3,618	14,542	18,160	5,277	3,958	19,479	23,437	9,740	1988	Dec-98
Woodlake Village	30,982	6,772	26,967	33,739	10,885	7,722	36,902	44,624	18,857	1979	Dec-98
SACRAMENTO, CA	46,611	10,390	41,509	51,899	16,162	11,680	56,381	68,061	28,597
Tualatin Heights	10,079	3,273	9,134	12,407	5,391	3,688	14,110	17,798	6,871	1989	Dec-98
Andover Park	15,938	2,916	16,995	19,911	6,257	3,102	23,066	26,168	9,794	1989	Sep-04
Hunt Club	17,020	6,014	14,870	20,884	4,693	6,281	19,296	25,577	8,265	1985	Sep-04
PORTLAND, OR	43,037	12,203	40,999	53,202	16,341	13,071	56,472	69,543	24,930

TOTAL WESTERN REGION	933,221	916,460	1,682,064	2,598,524	474,849	967,615	2,105,758	3,073,373	614,363

					Cost of
					Improvements	Gross Amount at Which
		Initial Costs		Total	Capitalized	Carried at Close of Period
		Land and	Buildings	Initial	Subsequent	Land and	Buildings &	Total
		Land	and	Acquisition	to Acquisition	Land	Buildings	Carrying	Accumulated	Date of	Date
	Encumbrances	Improvements	Improvements	Costs	Costs	Improvements	Improvements	Value	Depreciation	Construction (a)	Acquired

MID-ATLANTIC REGION
Dominion Lake Ridge	23,257	2,366	8,387	10,753	5,027	2,765	13,015	15,780	7,627	1987	Feb-96
Dominion Middle Ridge	34,042	3,311	13,283	16,594	6,216	3,626	19,184	22,810	10,660	1990	Jun-96
The Whitmore	—	6,418	13,411	19,829	19,534	7,423	31,940	39,363	14,032	2008	Apr-02
Presidential Greens	—	11,238	18,790	30,028	6,970	11,518	25,480	36,998	14,241	1938	May-02
Ridgewood	—	5,612	20,086	25,698	6,972	5,814	26,856	32,670	14,404	1988	Aug-02
The Calvert		263	11,189	11,452	15,457	8,275	18,634	26,909	8,111	1962	Nov-03
Commons at Town Square	—	136	7,724	7,860	985	6,871	1,974	8,845	966	1971	Dec-03
Waterside Towers	—	874	38,209	39,083	9,218	26,194	22,107	48,301	10,258	1971	Dec-03
Waterside Townhomes	—	129	3,724	3,853	435	2,725	1,563	4,288	737	1971	Dec-03
Wellington Place at Olde Town	28,681	13,753	36,059	49,812	16,131	14,497	51,446	65,943	18,594	2008	Sep-05
Andover House	—	14,357	51,577	65,934	2,335	14,360	53,909	68,269	11,806	2004	Mar-07
Sullivan Place	—	1,137	103,676	104,813	2,676	1,175	106,314	107,489	19,073	2007	Dec-07
Circle Towers	69,493	33,011	107,051	140,062	4,689	32,827	111,924	144,751	17,226	1972	Mar-08
Delancey at Shirlington	—	21,606	66,765	88,371	804	21,616	67,559	89,175	10,740	2006/07	Mar-08
Signal Hill	38,699	13,290	—	13,290	65,362	24,612	54,040	78,652	1,599	2010	Nov-10
METROPOLITAN, DC	194,172	127,501	499,931	627,432	162,811	184,298	605,945	790,243	160,074
Dominion Kings Place	16,582	1,565	7,007	8,572	3,538	1,794	10,316	12,110	6,296	1983	Dec-92
Dominion At Eden Brook	21,308	2,361	9,384	11,745	5,611	2,881	14,475	17,356	9,211	1984	Dec-92
Ellicott Grove	—	2,920	9,099	12,019	22,044	5,189	28,874	34,063	15,546	2008	Jul-94
Dominion Constant Freindship	10,683	903	4,669	5,572	3,220	1,138	7,654	8,792	4,457	1990	May-95
Lakeside Mill	15,242	2,666	10,109	12,775	3,484	2,845	13,414	16,259	8,566	1989	Dec-99
Tamar Meadow	17,602	4,145	17,150	21,295	4,230	4,490	21,035	25,525	10,757	1990	Nov-02
Calvert’s Walk	18,043	4,408	24,692	29,100	5,478	4,549	30,029	34,578	12,624	1988	Mar-04
Arborview Apartments	—	4,653	23,952	28,605	5,342	4,994	28,953	33,947	12,997	1992	Mar-04
Liriope Apartments	—	1,620	6,791	8,411	819	1,629	7,601	9,230	3,228	1997	Mar-04
20 Lambourne	32,000	11,750	45,590	57,340	3,036	11,808	48,568	60,376	8,417	2003	Mar-08
Domain Brewers Hill	—	4,669	40,630	45,299	150	4,669	40,780	45,449	865	2009	Aug-10
BALTIMORE, MD	131,460	41,660	199,073	240,733	56,952	45,986	251,699	297,685	92,964
Dominion Olde West	—	1,965	12,204	14,169	5,155	2,605	16,719	19,324	11,597	1978/82/84/85/87	Dec-84 & Aug-91
Dominion Creekwood	—	—	—	—	4,562	187	4,375	4,562	2,552	1984	Aug-91
Dominion English Hills	—	1,979	11,524	13,503	8,224	2,873	18,854	21,727	11,134	1969/76	Dec-91
Legacy at Mayland	41,507	—	—	—	18,906	1,701	17,205	18,906	9,761	2007	Dec-91
Gayton Pointe Townhomes	—	826	5,148	5,974	28,589	3,302	31,261	34,563	18,433	2007	Sep-95
Dominion West End	26,313	2,059	15,049	17,108	11,704	4,453	24,359	28,812	13,795	1989	Dec-95
Waterside At Ironbridge	—	1,844	13,238	15,082	6,321	2,249	19,154	21,403	9,281	1987	Sep-97
Carriage Homes at Wyndham	—	474	30,997	31,471	6,276	3,729	34,018	37,747	15,035	1998	Nov-03
RICHMOND, VA	67,820	9,147	88,160	97,307	89,737	21,099	165,945	187,044	91,588
Heather Lake	—	617	3,400	4,017	9,311	1,157	12,171	13,328	10,205	1972/74	Mar-80
Woodscape	—	798	7,209	8,007	8,493	1,996	14,504	16,500	11,249	1974/76	Dec-87
Eastwind	—	155	5,317	5,472	5,404	600	10,276	10,876	7,384	1970	Apr-88
Forest Lake At Oyster Point	—	780	8,862	9,642	7,892	1,337	16,197	17,534	9,911	1986	Aug-95
Dominion Waterside At Lynnhave	—	1,824	4,107	5,931	5,344	2,154	9,121	11,275	5,930	1966	Aug-96
Dominion Yorkshire Downs	—	1,089	8,582	9,671	5,217	1,489	13,399	14,888	7,029	1987	Dec-97
NORFOLK, VA	—	5,263	37,477	42,740	41,661	8,733	75,668	84,401	51,708
Garrison Square	—	5,591	91,027	96,618	48	5,591	91,075	96,666	1,629	1887/1990	Sep-10
Ridge at Blue Hills	25,375	6,039	34,869	40,908	118	6,039	34,987	41,026	—	2007	Sep-10
BOSTON, MA	25,375	11,630	125,896	137,526	166	11,630	126,062	137,692	1,629
Greens At Falls Run	—	2,731	5,300	8,031	4,359	3,069	9,321	12,390	5,398	1989	May-95
Manor At England Run	—	3,194	13,505	16,699	19,423	5,095	31,027	36,122	17,608	1990	May-95
Brittingham Square	—	650	4,962	5,612	3,453	916	8,149	9,065	4,654	1991	May-95
Greens At Schumaker Pond	—	710	6,118	6,828	4,844	958	10,714	11,672	6,478	1988	May-95
Greens At Cross Court	—	1,182	4,544	5,726	3,786	1,433	8,079	9,512	4,866	1987	May-95
The Tribute on Glenwood	32,126	4,719	—	4,719	44,736	12,128	37,327	49,455	2,153	2010	Jun-10
OTHER MID-ATLANTIC	32,126	13,186	34,429	47,615	80,601	23,599	104,617	128,216	41,157

TOTAL MID-ATLANTIC REGION	450,953	208,387	984,966	1,193,353	431,928	295,345	1,329,936	1,625,281	439,120

SOUTHEASTERN REGION
Summit West	—	2,176	4,710	6,886	7,000	3,042	10,844	13,886	8,146	1972	Dec-92
The Breyley	—	1,780	2,458	4,238	16,302	3,131	17,409	20,540	12,030	2007	Sep-93
Lakewood Place	21,149	1,395	10,647	12,042	6,953	2,035	16,960	18,995	10,768	1986	Mar-94
Hunters Ridge	22,203	2,462	10,942	13,404	5,786	3,408	15,782	19,190	9,299	1992	Jun-95
Bay Meadow	—	2,893	9,254	12,147	8,328	3,791	16,684	20,475	10,291	2004	Dec-96
Cambridge Woods	—	1,791	7,166	8,957	6,778	2,451	13,284	15,735	7,877	1985	Jun-97
Sugar Mill Creek	7,330	2,242	7,553	9,795	5,508	2,648	12,655	15,303	6,572	1988	Dec-98
Inlet Bay	—	7,702	23,150	30,852	10,933	8,520	33,265	41,785	17,432	1988/89	Jun-03
MacAlpine Place	—	10,869	36,858	47,727	4,266	10,970	41,023	51,993	15,769	2001	Dec-04
Island Walk	—	7,231	19,897	27,128	9,684	9,131	27,681	36,812	15,688	1985/87	Jul-06
Gallery at Bayport II	—	5,775	17,236	23,011	2,051	8,525	16,537	25,062	5,836	2008	Oct-06
The Vintage Lofts at West End	—	6,611	37,663	44,274	10,012	14,983	39,303	54,286	5,958	2009	Jul-09
TAMPA, FL	50,682	52,927	187,534	240,461	93,601	72,635	261,427	334,062	125,666
The Canopy Apartment Villas	—	2,895	6,456	9,351	21,457	5,204	25,604	30,808	16,542	2008	Mar-93
Altamira Place	15,640	1,533	11,076	12,609	18,430	3,150	27,889	31,039	19,087	2007	Apr-94
Regatta Shore	—	757	6,608	7,365	13,580	1,803	19,142	20,945	12,840	2007	Jun-94
Alafaya Woods	20,622	1,653	9,042	10,695	7,290	2,332	15,653	17,985	9,719	2006	Oct-94
Seabrook	—	1,846	4,155	6,001	6,771	2,532	10,240	12,772	7,113	2004	Feb-96
Los Altos	25,048	2,804	12,349	15,153	7,243	3,623	18,773	22,396	10,776	2004	Oct-96
Lotus Landing	—	2,185	8,639	10,824	7,426	2,657	15,593	18,250	8,068	2006	Jul-97
Seville On The Green	—	1,282	6,498	7,780	5,879	1,656	12,003	13,659	6,564	2004	Oct-97
Ashton @ Waterford	26,699	3,872	17,538	21,410	1,586	4,039	18,957	22,996	10,220	2000	May-98
Arbors at Lee Vista DCO	—	6,692	12,860	19,552	10,341	6,903	22,990	29,893	12,798	2007	Aug-06
The Place on Millenia Blvd	—	12,172	37,143	49,315	985	12,194	38,106	50,300	8,131	2007	Jan-08
ORLANDO, FL	88,009	37,691	132,364	170,055	100,988	46,093	224,950	271,043	121,858

					Cost of
					Improvements	Gross Amount at Which
		Initial Costs		Total	Capitalized	Carried at Close of Period
		Land and	Buildings	Initial	Subsequent	Land and	Buildings &	Total
		Land	and	Acquisition	to Acquisition	Land	Buildings	Carrying	Accumulated	Date of	Date
	Encumbrances	Improvements	Improvements	Costs	Costs	Improvements	Improvements	Value	Depreciation	Construction (a)	Acquired

Legacy Hill	—	1,148	5,867	7,015	7,615	1,669	12,961	14,630	8,722	1977	Nov-95
Hickory Run	—	1,469	11,584	13,053	8,107	1,959	19,201	21,160	10,044	1989	Dec-95
Carrington Hills	—	2,117	—	2,117	31,902	4,214	29,805	34,019	14,760	1999	Dec-95
Brookridge	—	708	5,461	6,169	3,594	998	8,765	9,763	5,165	1986	Mar-96
Breckenridge	—	766	7,714	8,480	3,329	1,141	10,668	11,809	5,781	1986	Mar-97
Colonnade	—	1,460	16,015	17,475	3,284	1,799	18,960	20,759	8,339	1998	Jan-99
The Preserve at Brentwood	25,294	3,181	24,674	27,855	4,621	3,304	29,172	32,476	12,534	1998	Jun-04
Polo Park	—	4,583	16,293	20,876	14,921	5,485	30,312	35,797	11,216	2008	May-06
NASHVILLE, TN	25,294	15,432	87,608	103,040	77,373	20,569	159,844	180,413	76,561
Greentree	17,930	1,634	11,227	12,861	12,147	2,683	22,325	25,008	13,885	2007	Jul-94
Westland	—	1,835	14,865	16,700	10,521	3,085	24,136	27,221	15,014	1990	May-96
Antlers	—	4,034	11,193	15,227	11,329	5,130	21,426	26,556	13,906	1985	May-96
St Johns Plantation	—	4,288	33,102	37,390	4,902	4,474	37,818	42,292	14,071	2006	Jun-05
The Kensley	—	3,179	30,711	33,890	1,573	3,191	32,272	35,463	7,030	2004	Jul-07
JACKSONVILLE, FL	17,930	14,970	101,098	116,068	40,472	18,563	137,977	156,540	63,906
The Groves	—	790	4,767	5,557	5,110	1,606	9,061	10,667	6,059	1989	Dec-95
Mallards of Brandywine	—	766	5,407	6,173	2,875	1,101	7,947	9,048	4,531	1985	Jul-97
The Reserve and Park at Riverbridge	40,133	15,968	56,401	72,369	3,941	16,128	60,182	76,310	22,492	1999/2001	Dec-04
PIERPOINT Port Orange	—	3,373	7,096	10,469	5,578	3,792	12,255	16,047	9,479	2007	Dec-05
OTHER FLORIDA	40,133	20,897	73,671	94,568	17,504	22,627	89,445	112,072	42,561

TOTAL SOUTHEASTERN REGION	222,048	141,917	582,275	724,192	329,938	180,487	873,643	1,054,130	430,552

SOUTHWESTERN REGION
Highlands of Preston	—	2,151	8,168	10,319	29,371	5,877	33,813	39,690	13,667	2008	Mar-98
THIRTY377	31,175	24,036	32,951	56,987	5,544	24,213	38,318	62,531	10,981	2007	Aug-06
Garden Oaks	—	2,132	5,367	7,499	854	6,854	1,499	8,353	793	1979	Mar-07
Springhaven	—	6,688	3,354	10,042	521	8,225	2,338	10,563	1,410	1977	Apr-07
Glenwood	—	7,903	554	8,457	811	8,068	1,200	9,268	504	1970	May-07
Talisker of Addison	7,341	10,440	634	11,074	1,199	10,792	1,481	12,273	687	1975	May-07
Clipper Pointe	6,816	13,221	2,507	15,728	1,351	14,803	2,276	17,079	1,343	1978	May-07
Ridgeview Park	—	2,350	—	2,350	8,307	2,364	8,293	10,657	2,179	2007	Jul-07
RIACHI AT ONE21	17,704	2,342	—	2,342	16,310	4,691	13,961	18,652	3,955	2007	Dec-07
Legacy Village	59,300	16,882	100,102	116,984	3,325	16,991	103,318	120,309	17,609	2005/06/07	Mar-08
Riachi at One21 Ph II	12,791	1,918	—	1,918	14,895	4,156	12,657	16,813	1,982	2009	Mar-09
Mustang Park (c)	—	5,556	22,664	28,220	84	5,623	22,681	28,304	1,939	2009	Jul-09
The Belmont	47,056	11,720	—	11,720	54,251	20,929	45,042	65,971	4,424	2010	Apr-10
Savoye	29,082	7,374	3,367	10,741	54,905	14,556	51,090	65,646	2,693	2010	Aug-10
DALLAS, TX	211,265	114,713	179,668	294,381	191,728	148,142	337,967	486,109	64,166
Sierra Foothills	20,977	2,728	—	2,728	20,710	5,032	18,406	23,438	12,303	1998	Feb-98
Finisterra	—	1,274	26,392	27,666	3,885	1,673	29,878	31,551	12,835	1997	Mar-98
Sierra Canyon	12,035	1,810	12,964	14,774	1,883	2,014	14,643	16,657	8,361	2001	Dec-01
Lumiere	—	5,092	11,998	17,090	6,688	4,708	19,070	23,778	11,211	1996	May-06
Waterford at Peoria	—	2,225	21,593	23,818	1,527	2,971	22,374	25,345	3,215	2008	Aug-08
Residences at Stadium Village	29,120	7,930	—	7,930	41,291	15,157	34,064	49,221	3,631	2009	May-09
PHOENIX, AZ	62,132	21,059	72,947	94,006	75,984	31,555	138,435	169,990	51,556
Barton Creek Landing	—	3,151	14,269	17,420	14,760	3,535	28,645	32,180	9,717	1986	Mar-02
Residences at the Domain	25,079	4,034	55,256	59,290	891	4,053	56,128	60,181	8,039	2007	Aug-08
AUSTIN, TX	25,079	7,185	69,525	76,710	15,651	7,588	84,773	92,361	17,756
Inn @ Los Patios	—	3,005	11,545	14,550	4,629	4,279	14,900	19,179	4,052	1990	Aug-98
Tiburon	17,500	3,600	—	3,600	18,626	6,258	15,968	22,226	4,073	2008	Jul-06
Laurelwoode	19,201	3,459	—	3,459	20,354	7,302	16,511	23,813	3,582	2008	Jan-07
OTHER TEXAS	36,701	10,064	11,545	21,609	43,609	17,839	47,379	65,218	11,707

TOTAL SOUTHWESTERN REGION	335,177	153,021	333,685	486,706	326,972	205,124	608,554	813,678	145,185

REAL ESTATE UNDER DEVELOPMENT
Savoye II	—	6,510	3,774	10,284	16,700	6,510	20,474	26,984	—
Mission Bay	—	23,625	—	23,625	729	23,654	700	24,354	—
Belmont Townhomes	—	288	—	288	605	853	40	893	—
2400 14th Street	—	31,747	—	31,747	13,934	31,392	14,289	45,681	—

TOTAL REAL ESTATE UNDER DEVELOPMENT	—	62,170	3,774	65,944	31,968	62,409	35,503	97,912	—

LAND
Waterside	—	11,862	93	11,955	126	11,862	219	12,081	176
Presidio	—	1,524	—	1,524	921	1,300	1,145	2,445	—
UDR Pacific Los Alisos, LP	—	17,298	—	17,298	6,273	16,385	7,186	23,571	—
Parkers Landing II TRS	—	1,710	—	1,710	762	1,511	961	2,472	(1,310)
3033 Wilshire	—	11,055	—	11,055	4,091	11,055	4,091	15,146	—
Vitruvian	—	15,664	19,607	35,271	40,903	46,038	30,136	76,174	—

TOTAL LAND	—	59,113	19,700	78,813	53,076	88,151	43,738	131,889	(1,134)

TOTAL REAL ESTATE UNDER DEVELOPMENT	—	121,283	23,474	144,757	85,044	150,560	79,241	229,801	(1,134)

COMMERCIAL
Hanover Village	—	1,624	—	1,624	—	1,104	520	1,624	518
The Calvert — commercial side	—	34	1,598	1,632	1,176	1,172	1,636	2,808	670
Circle Towers Office Bldg	—	1,407	4,498	5,905	900	1,380	5,425	6,805	744
Brookhaven Shopping Center	—	4,138	7,093	11,231	9,459	6,928	13,762	20,690	1,704
Bellevue Plaza retail	22,271	24,377	7,517	31,894	(61)	29,920	1,913	31,833	105
Grandview DCO	—	7,266	9,702	16,968	2,097	10,750	8,315	19,065	6,501

TOTAL COMMERCIAL	22,271	38,846	30,408	69,254	13,571	51,254	31,571	82,825	10,242

Other (b)	—	—	—	—	2,259	5	2,254	2,259	(2)

TOTAL CORPORATE	—	—	—	—	2,259	5	2,254	2,259	(2)

TOTAL COMMERCIAL & CORPORATE	22,271	38,846	30,408	69,254	15,830	51,259	33,825	85,084	10,240

TOTAL REAL ESTATE OWNED	$1,963,670	$1,579,914	$3,636,872	$5,216,786	$1,664,561	$1,850,390	$5,030,957	$6,881,347	$1,638,326

(a)	Date of construction or date of last major renovation.

(b)	Includes unallocated accruals and capital expenditures.

The aggregate cost for federal income tax purposes was approximately $6.2 billion at December 31, 2010.

The depreciable life for all buildings is 35 years.

(c)	Classified as held for disposition at December 31, 2010.
3-YEAR ROLLFORWARD OF REAL ESTATE OWNED AND ACCUMULATED DEPRECIATION
The following is a reconciliation of the carrying amount of total real estate owned at December 31, (in thousands):

	2010	2009	2008
Balance at beginning of the year	$6,315,047	$5,831,753	$5,956,481
Real estate acquired	425,825	28,220	1,014,232
Real estate acquired through JV consolidation	—	185,929	—
Capital expenditures and development	167,986	273,552	297,565
Real estate sold	(20,328)	—	(1,436,525)
Retirement of fully depreciated assets	(7,183)	(4,407)	—

Balance at end of the year	$6,881,347	$6,315,047	$5,831,753

The following is a reconciliation of total accumulated depreciation for real estate owned at December 31:

	2010	2009	2008
Balance at beginning of the year	$1,351,293	$1,078,689	$1,371,759
Depreciation expense for the year	297,889	277,011	245,898
Accumulated depreciation on sales	(3,673)	—	(538,968)
Accumulated depreciation on retirements	(7,183)	(4,407)	—

Balance at end of year	$1,638,326	$1,351,293	$1,078,689